Segment Information - Schedule of Unaudited Condensed Consolidated Statements of Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 8,726,016	$ 2,830,442
Less cost of revenue	8,975,518	1,993,400
Segment gross profits (loss)	(249,502)	837,042
Amortization expenses			2,759,031
Payroll expenses	903,825	1,119,791	1,639,109
Professional expenses	1,141,737	511,844	1,038,561
Travel expenses	12,812	287,027	263,616
Advertising expenses			4,783,131
Office expenses	7,231	36,462	328,774
Other selling, general and administrative expenses	35,596	5,772	133,734
Research and development expenses			121,580
Stock compensation expenses	1,675,065	3,868,649	3,493,563
Allowance for credit losses		332
Provision for impairment loss on prepayments	10,535,833
Impairment loss of long-lived assets			1,860,000
Other expense, net	28		2,844
Interest income	(600,243)
Loss on extinguishment of debts	407,212
Amortization of debt issuance costs	6,023,259	100,000
Finance expense	3,579,450	88,975	5,164
Net loss	(43,001,455)	(26,864,340)	(37,849,665)
Segment loss	(29,815,483)	(20,845,488)	(21,420,558)
Entertainment events [Member]
Segment Reporting Information [Line Items]
Revenue		2,722,642
Less cost of revenue		1,979,400
Segment gross profits (loss)		743,242
Amortization expenses	2,380,000	4,160,000	3,084,781
Payroll expenses	52,438	495,784	484,875
Professional expenses
Travel expenses			4,489
Office expenses	103,457	107,123	91,314
Other taxes
Other selling, general and administrative expenses	3,287	13,215	7,649
Allowance for credit losses	1,105,000	16,911,550	9,850,811
Other income, net		(333,333)
Provision for impairment loss on prepayments	10,535,833
Impairment loss of long-lived assets	14,626,083
Other expense, net	229,055
Finance expense
Segment loss	(29,035,693)	(20,611,097)	(13,523,919)
Consulting service [Member]
Segment Reporting Information [Line Items]
Revenue		107,800
Less cost of revenue		14,000
Segment gross profits (loss)		93,800
Amortization expenses
Payroll expenses	15,071	262,250	304,500
Professional expenses	3,150	15,927	32,455
Travel expenses
Office expenses	13,060	22,759	30,496
Other taxes		23,455
Other selling, general and administrative expenses	1,645	2,657	31,017
Allowance for credit losses
Other income, net
Provision for impairment loss on prepayments
Impairment loss of long-lived assets			7,497,062
Other expense, net
Finance expense	1,285	1,143	1,109
Segment loss	(34,211)	(234,391)	(7,896,639)
Cryptocurrency mining [Member]
Segment Reporting Information [Line Items]
Revenue	8,726,016
Less cost of revenue	8,978,518
Segment gross profits (loss)	(249,502)
Amortization expenses
Payroll expenses	270,302
Professional expenses	5,295
Travel expenses	208,614
Office expenses	6,179
Other taxes
Other selling, general and administrative expenses	1,775
Allowance for credit losses
Other income, net
Provision for impairment loss on prepayments
Impairment loss of long-lived assets
Other expense, net
Finance expense	3,912
Segment loss	$ (745,579)